RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details Narrative) - SGD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 17, 2024	Jan. 03, 2024	Apr. 18, 2023
IfrsStatementLineItems [Line Items]
Warrants issuance shares						2,412,369
Warrant reserve to share capital		$ 73,930
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrant reserve to share capital		$ 73,930
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issuance shares	120,618			2,812	7,860
Warrant expense	$ 223,845